Derivative Liability (Tables)	9 Months Ended
Sep. 30, 2013
Derivative Liability Tables
Schedule of fair value of derivative liability

The following table shows the assumptions used in the calculations:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

July 31, 2013 convertible note:

As at July 31, 2013 (date of vesting)	100%	0.03%	0%	0.5
As at September 30, 2013	100%	0.04%	0%	0.3